UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09469

Nuveen Virginia Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Dividend Advantage Municipal Fund (NGB)
	August 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.0% (3.4% of Total Investments)
$ 480	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	N/R	$ 441,283
	Series 2007A, 5.250%, 6/01/32
10,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BBB–	325,200
	0.000%, 5/15/50
1,660	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	Baa3	1,000,333
	Series 2007B1, 5.000%, 6/01/47
715	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BB–	440,676
	Series 2007B-2, 0.000%, 6/01/46
12,855	Total Consumer Staples			2,207,492
	Education and Civic Organizations – 4.4% (3.0% of Total Investments)
200	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	6/19 at 100.00	Aa2	214,928
	VMI Development Board Project, Series 2006C, 5.000%, 12/01/36
500	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A2	508,465
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
50	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue Bonds,	9/21 at 100.00	A	50,546
	George Mason University Foundation Prince William Housing LLC Project, Series 2011A,
	5.125%, 9/01/41
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
	Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999:
145	5.375%, 2/01/19	2/12 at 100.00	BBB–	145,036
320	5.375%, 2/01/29	2/12 at 100.00	BBB–	294,659
500	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	1/12 at 100.00	N/R	500,495
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured
250	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Roanoke	4/20 at 100.00	A–	260,378
	College, Series 2011, 5.750%, 4/01/41
1,965	Total Education and Civic Organizations			1,974,507
	Energy – 4.1% (2.8% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds, Hovensa Coker Project,	1/13 at 100.00	Ba2	994,800
	Senior Lien Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007,	1/15 at 100.00	Ba2	846,150
	4.700%, 7/01/22 (Alternative Minimum Tax)
2,000	Total Energy			1,840,950
	Health Care – 26.5% (17.9% of Total Investments)
1,500	Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia	7/20 at 100.00	A2	1,527,780
	Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31
250	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax	9/17 at 100.00	A–	237,453
	Regional Hospital Incorporated, Series 2007, 5.000%, 9/01/37
385	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/20 at 100.00	AA+	391,345
	Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured
565	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/19 at 100.00	AA+	650,564
	Health System, Series 2009, Trust 11733, 14.657%, 11/15/29 (IF)
100	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	111,432
	Inova Health System, Series 1993A, 5.000%, 8/15/23
1,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier	10/12 at 102.00	BBB+	1,019,080
	Hospital, Series 2002, 5.250%, 10/01/25 – RAAI Insured
500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	No Opt. Call	A3	554,435
	MediCorp Health System, Series 2007, 5.250%, 6/15/23
500	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	A3	500,555
	System, Series 2002B, 5.125%, 6/15/33
820	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	Baa1	805,757
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
480	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	481,118
	System Inc., Series 2002A, 5.600%, 11/15/30
525	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A3	527,189
	Hospital, Series 2002, 5.250%, 4/01/33
800	Norton Industrial Development Authority, Virginia, Hospital Revenue Refunding and Improvement	12/11 at 101.00	N/R	765,872
	Bonds, Norton Community Hospital, Series 2001, 6.000%, 12/01/22 – ACA Insured
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2006:
750	5.250%, 6/15/25	6/16 at 100.00	A3	771,885
360	5.250%, 6/15/31	6/16 at 100.00	A3	362,545
605	5.250%, 6/15/37	6/16 at 100.00	A3	593,221
450	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara	5/20 at 100.00	AA	462,717
	Healthcare, Refunding Series 2010, 5.000%, 11/01/40
785	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	720,512
	Series 2007A, 5.250%, 9/01/37
360	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health	1/19 at 100.00	A+	371,416
	System Obligated Group, Series 2009E, 5.625%, 1/01/44
715	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	A+	740,218
	Medical Center, Series 2007, 5.125%, 1/01/31
180	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A3	181,885
	Inc., Series 2010A, 5.625%, 4/15/39
11,630	Total Health Care			11,776,979
	Housing/Multifamily – 3.5% (2.4% of Total Investments)
1,000	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue	12/11 at 102.00	AA+	1,021,680
	Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31 (Mandatory put
	11/01/19) (Alternative Minimum Tax)
200	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010A, 5.000%, 4/01/45	10/19 at 100.00	AA+	202,512
90	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	90,635
250	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds,	No Opt. Call	AA+	252,255
	Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51
1,540	Total Housing/Multifamily			1,567,082
	Housing/Single Family – 9.2% (6.2% of Total Investments)
665	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	1/12 at 100.00	AAA	665,359
	7/01/31 – NPFG Insured
600	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%,	1/15 at 100.00	AAA	590,940
	10/01/32 (Alternative Minimum Tax)
960	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%,	7/15 at 100.00	AAA	960,768
	1/01/33 (Alternative Minimum Tax)
480	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%,	7/15 at 100.00	AAA	476,842
	7/01/29 (Alternative Minimum Tax)
1,400	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%,	7/16 at 100.00	AAA	1,378,972
	7/01/32 (Alternative Minimum Tax)
4,105	Total Housing/Single Family			4,072,881
	Long-Term Care – 13.2% (9.0% of Total Investments)
700	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities Mortgage	1/17 at 100.00	N/R	618,289
	Revenue Bonds, Westminster-Cantebury of the Blue Ridge, Series 2007, 5.000%, 1/01/31
350	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	285,926
	Village, Series 2005, 5.625%, 12/01/39
1,005	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	937,283
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37
500	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,	10/16 at 100.00	A–	496,260
	Greenspring Village, Series 2006A, 4.750%, 10/01/26
1,040	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	No Opt. Call	BBB	940,181
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
1,200	Industrial Development Authority of the County of Prince William, Virginia, Residential Care	1/17 at 100.00	N/R	735,192
	Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26
650	James City County Industrial Development Authority, Virginia, Residential Care Facility First Mortgage	3/12 at 101.00	N/R	638,898
	Revenue Refunding Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23
530	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia	12/16 at 100.00	N/R	420,852
	Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39
350	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage	9/16 at 100.00	N/R	299,184
	Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31
350	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue	11/15 at 100.00	N/R	345,853
	Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22
175	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/15 at 100.00	N/R	175,359
	Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27
6,850	Total Long-Term Care			5,893,277
	Materials – 0.7% (0.5% of Total Investments)
100	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding	2/12 at 100.00	Ba2	96,630
	Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)
20	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding	12/11 at 100.00	Ba2	20,006
	Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax)
220	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/11 at 100.00	Ba2	210,379
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax)
340	Total Materials			327,015
	Tax Obligation/General – 14.6% (9.9% of Total Investments)
440	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010, 5.000%, 7/15/25	7/20 at 100.00	Aa3	513,498
700	Loudoun County, Virginia, General Obligation Bonds, Series 2006B, 5.000%, 12/01/25	12/16 at 100.00	AAA	769,181
845	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	Aa1	948,394
1,250	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34	7/20 at 100.00	AA	1,343,988
620	Richmond, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/15/17 – AGM Insured	7/15 at 100.00	AA+	714,364
400	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	AA+	472,188
1,600	Virginia Beach, Virginia, General Obligation Bonds, Series 2008, 5.000%, 10/01/27 (UB)	10/17 at 100.00	AAA	1,751,072
5,855	Total Tax Obligation/General			6,512,685
	Tax Obligation/Limited – 28.0% (19.0% of Total Investments)
100	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/13 at 101.00	N/R	99,555
	6.750%, 3/01/22
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course
	Project, Series 2005A:
120	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	99,672
95	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	76,249
500	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	569,755
	Uses Community Project, Series 2006, 5.000%, 5/15/18
1,200	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005,	6/15 at 100.00	A	1,221,240
	5.000%, 6/15/30 – NPFG Insured
160	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revnue	2/18 at 100.00	AA–	169,110
	Bonds, Public Projects Series 2008, 5.000%, 2/01/29
580	Prince William County, Virginia, Certificates of Participation, County Facilities, Series 2005,	6/15 at 100.00	Aa1	629,085
	5.000%, 6/01/20 – AMBAC Insured
700	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	Baa1	671,230
	7/01/31 – AMBAC Insured
3,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	961,080
	0.000%, 7/01/29 – AMBAC Insured
1,200	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,270,368
	2009A, 6.000%, 8/01/42
780	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	791,240
	2010A, 5.500%, 8/01/42
550	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	585,492
	2010C, 6.000%, 8/01/39
1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	N/R	1,055,260
	Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured
600	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia	8/16 at 100.00	A+	641,652
	Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – NPFG Insured
890	Stafford County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facility	4/18 at 100.00	AA+	926,917
	Projects, Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)
960	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/11 at 100.00	BBB+	961,930
	6.375%, 10/01/19
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	248,690
	Lien Series 2010B, 5.250%, 10/01/29
280	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	374,122
	College Program, Series 2009, Trust 09-3B, 12.723%, 2/01/27 (IF) (4)
280	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	368,301
	College Program, Series 2009, Trust 09-4B, 12.824%, 2/01/28 (IF) (4)
340	Virginia Gateway Community Development Authority, Prince William County, Special Assessment	3/13 at 102.00	N/R	335,825
	Bonds, Series 2003, 6.375%, 3/01/30
345	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+	395,894
	5.000%, 8/01/17
13,930	Total Tax Obligation/Limited			12,452,667
	Transportation – 21.6% (14.7% of Total Investments)
1,000	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International	7/15 at 100.00	AA+	1,102,560
	Airport, Series 2005A, 5.000%, 7/01/18 – AGM Insured
1,000	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Refunding	No Opt. Call	Baa1	1,059,700
	Bonds, Series 1998, 5.500%, 7/01/25 – NPFG Insured
3,050	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A,	10/11 at 101.00	AA–	3,088,949
	5.500%, 10/01/27 – NPFG Insured (Alternative Minimum Tax)
250	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001B,	10/11 at 101.00	AA–	252,915
	5.000%, 10/01/21 – NPFG Insured
1,300	Metropolitan Washington D.C. Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	813,813
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
1,500	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 –	1/12 at 100.00	A3	1,500,450
	FGIC Insured
500	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	Baa1	511,870
500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	BBB	556,045
	2002, 5.250%, 7/15/22 – FGIC Insured
285	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	295,542
455	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%,	7/13 at 100.00	Aa3	451,133
	7/01/36 – FGIC Insured (Alternative Minimum Tax)
9,840	Total Transportation			9,632,977
	U.S. Guaranteed – 11.6% (7.9% of Total Investments) (5)
500	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/12 at 100.00	N/R (5)	509,775
	Bonds, Westminster Canterbury of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31
	(Pre-refunded 1/01/12)
1,000	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 – AGM	No Opt. Call	AA+ (5)	1,168,370
	Insured (ETM)
374	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%,	6/13 at 102.00	N/R (5)	424,105
	6/01/33 (Pre-refunded 6/01/13)
20	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A3 (5)	21,286
	System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)
425	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun	6/12 at 101.00	N/R (5)	446,990
	Hospital Center, Series 2002A, 6.000%, 6/01/22 (Pre-refunded 6/01/12)
500	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B, 5.000%,	6/15 at 100.00	AAA	584,600
	6/01/18 (Pre-refunded 6/01/15)
725	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	Aaa	804,698
	Series 2005, 5.500%, 6/01/26 (Pre-refunded 6/01/15)
195	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	AA+ (5)	226,802
	5/01/22 (Pre-refunded 5/01/15)
400	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	474,139
	(Pre-refunded 1/15/16)
500	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/12 at 100.00	AA+ (5)	510,104
	College Program, Series 2002A, 5.000%, 2/01/22 (Pre-refunded 2/01/12)
4,639	Total U.S. Guaranteed			5,170,869
	Utilities – 2.3% (1.5% of Total Investments)
1,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	1,003,219
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
	Water and Sewer – 2.7% (1.8% of Total Investments)
500	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	549,879
545	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036,	No Opt. Call	AAA	659,215
	13.313%, 10/01/15 (IF)
1,045	Total Water and Sewer			1,209,094
$ 77,594	Total Investments (cost $65,591,248) – 147.4%			65,641,694
	Floating Rate Obligations – (3.7)%			(1,640,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (51.2)% (6)			(22,800,000)
	Other Assets Less Liabilities – 7.5%			3,319,507
	Net Assets Applicable to Common Shares – 100%			$ 44,521,201

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$65,641,694	$ —	$65,641,694

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $63,905,524.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 2,369,880
Depreciation	(2,273,295)
Net unrealized appreciation (depreciation) of investments	$ 96,585

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.7%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Virginia Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         October 28, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         October 28, 2011